UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21845

Ralph Parks Portfolio Trust

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10, Pittsford, NY 14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period: 12/31/07

Item 1.  Reports to Stockholders.

RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

Semi-Annual Report

December 31, 2007

For More Information Call 1-877-261-5700

View Our Website at www.rpigllc.com

Distributed by Aquarius Fund Distributors, LLC

FINRA/SIPC Member

Ralph Parks Cyclical Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2007

Top Holdings by Industry	% of Net Assets
Healthcare Products	11.4%
Pharmaceutical	11.3%
Telecommunications	7.6%
Chemical	7.6%
Internet	7.0%
Oil & Gas	6.2%
Computers	6.2%
Commercial Services	6.0%
Biotechnology	5.7%
Electronics	5.7%
Other, Cash & Cash Equivalents	25.3%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
December 31, 2007 (unaudited)
	Shares			Value
			COMMON STOCKS - 128.49%
			ADVERTISING - 0.42%
	3,247	*	Gaiam, Inc. **	$ 96,371

			AEROSPACE/DEFENSE - 1.18%
	3,334	*	Astronics Corp. **	141,695
	2,375		Teledyne Technologies, Inc. *	126,659
				268,354
			AGRICULTURE - 1.14%
	1,124		Bunge Ltd.	130,845
	1,517		Loews Corp. - Carolina Group	129,400
				260,245
			BANKS - 1.29%
	2,150	*	CrediCorp Ltd.	164,045
	1,680		Northern Trust Corp.	128,654
				292,699
			BEVERAGES - 1.98%
	2,824		Central European Distribution Corp. **	164,018
	2,170	*	Coca-Cola Co.	133,173
	4,596	*	PepsiAmericas, Inc.	153,139
				450,330
			BIOTECHNOLOGY - 5.72%
	2,047		Alexion Pharmaceuticals, Inc. **	153,586
	2,172	*	Charles River Laboratories International, Inc. **	142,918
	5,964	*	Clinical Data, Inc. **	132,699
	1,262	*	Illumina, Inc. **	74,786
	1,380		Invitrogen Corp. **	128,906
	9,253		Millennium Pharmaceuticals, Inc. **	138,610
	1,313	*	Myriad Genetics, Inc. **	60,949
	23,891		Repligen Corp. **	156,486
	10,373	*	Sangamo Biosciences, Inc. **	135,783
	10,652	*	Sequenom, Inc. **	101,727
	7,600	*	Third Wave Technologies, Inc. **	73,340
				1,299,790

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			CHEMICALS - 7.60%
	3,205		Celanese Corp.	$ 135,636
	1,363		CF Industries Holdings, Inc.	150,012
	2,348	*	FMC Corp.	128,083
	4,861	*	ICO, Inc. **	62,415
	5,306	*	Monsanto Co.	592,627
	2,789	*	Mosaic Co. **	263,114
	1,533		Praxair, Inc.	135,992
	5,447	*	Terra Industries, Inc. **	260,149
				1,728,028
			COAL - 1.65%
	3,348		Alpha Natural Resources, Inc. **	108,743
	1,836		Consol Energy, Inc.	131,311
	1,401		Yanzhou Coal Mining Co. Ltd. ADR	135,981
				376,035
			COMMERCIAL SERVICES - 5.95%
	1,806		Apollo Group, Inc. **	126,691
	2,192	*	Capella Education Co. **	143,488
	17,123	*	CBIZ, Inc. **	167,977
	6,120		FirstService Corp. **	186,844
	2,317		FTI Consulting, Inc. **	142,820
	3,747		Iron Mountain, Inc. **	138,714
	4,666	*	Learning Tree International, Inc. **	107,131
	4,182	*	Net 1 UEPS Technologies, Inc. **	122,784
	8,950	*	Princeton Review, Inc. **	74,554
	825	*	Strayer Education, Inc.	140,729
				1,351,732
			COMPUTERS - 6.18%
	1,360		Apple, Inc. **	269,389
	22,843		Data I/O Corp. **	149,622
	2,502	*	IHS, Inc. **	151,521
	4,110	*	INX, Inc. **	42,949
	4,263	*	Logitech International SA ADR **	156,196
	7,754		Radiant Systems, Inc. **	133,601
	1,902		Research In Motion Ltd. **	215,687
	2,825	*	Sigma Designs, Inc. **	155,940
	3,136		Synaptics, Inc. **	129,078
				1,403,983
	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			COSMETICS / PERSONAL CARE - 1.18%
	1,835	*	Colgate-Palmolive Co.	$ 143,057
	1,705	*	Procter & Gamble Co.	125,181
				268,238
			DISTRIBUTION / WHOLESALE - 1.30%
	4,254	*	Chindex International, Inc. **	146,891
	7,106	*	LKQ Corp. **	149,368
				296,259
			DIVERSIFIED FINANCIAL SERVICES - 1.54%
	1,380		GFI Group, Inc. **	132,094
	1,546	*	Nasdaq Stock Market, Inc. **	76,512
	3,951		Waddell & Reed Financial, Inc.	142,592
				351,198
			ELECTRIC - 1.04%
	1,822	*	Edison International	97,240
	4,171		TransAlta Corp.	139,645
				236,885
			ELECTRICAL COMPONENTS & EQUIPMENT - 3.31%
	3,454	*	Energizer Holdings, Inc. **	387,297
	7,031		Fushi International, Inc. **	176,970
	3,612	*	Graham Corp.	189,269
				753,536
			ELECTRONICS - 5.70%
	4,475	*	Axsys Technologies, Inc. **	164,009
	3,508		Badger Meter, Inc.	157,685
	1,502	*	China Security & Surveillance Technology, Inc. **	32,804
	1,564		Dionex Corp. **	129,593
	3,020	*	Dolby Laboratories, Inc. **	150,154
	4,332	*	Flir Systems, Inc. **	135,592
	6,028		IntriCon Corp. **	75,049
	40,000		Iteris, Inc. **	156,400
	3,208	*	Rofin-Sinar Technologies, Inc. **	154,337
	1,763	*	Waters Corp. **	139,400
				1,295,023
			ENERGY-ALTERNATE SOURCES - 1.19%
	495		First Solar, Inc. **	132,234
	1,677		Suntech Power Holdings Co. Ltd. ADR **	138,051
				270,285
	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			ENGINEERING & CONSTRUCTION - 0.79%
	1,736	*	KHD Humboldt Wedag International Ltd. **	$ 52,045
	2,596		Layne Christensen Co. **	127,749
				179,794
			ENTERTAINMENT - 1.72%
	3,596	*	Bally Technologies, Inc. **	178,793
	7,912	*	Rick's Cabaret International, Inc. **	212,991
				391,784
			ENVIRONMENTAL CONTROL - 0.67%
	4,290		Appliance Recycling Centers of America, Inc. **	38,395
	8,714	*	Casella Waste Systems, Inc. **	113,631
				152,026
			EQUITY FUNDS - 0.02%
	45		Pharmaceutical HOLDRs Trust	3,564

			FOOD - 1.43%
	7,511	*	Cal-Maine Foods, Inc.	199,267
	5,410		Flowers Foods, Inc.	126,648
				325,915
			GAS - 0.42%
	1,500	*	Energen Corp.	96,345

			HEALTHCARE - PRODUCTS - 11.37%
	3,795		Abaxis, Inc. **	136,089
	2,880	*	Air Methods Corp. **	143,050
	2,226		Baxter International, Inc.	129,219
	3,154		Cepheid, Inc. **	83,108
	3,244	*	Covance, Inc. **	280,995
	4,628		Idexx Laboratories, Inc. **	271,340
	627	*	Intuitive Surgical, Inc. **	203,461
	2,161		Inverness Medical Innovations, Inc. **	121,405
	6,575		IRIS International, Inc. **	129,001
	4,776		Meridian Bioscience, Inc.	143,662
	4,252		NuVasive, Inc. **	168,039
	2,319		Orthofix International NV **	134,432

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			HEALTHCARE - PRODUCTS (continued)
	29,358	*	Pure Bioscience **	$ 205,212
	6,315	*	RehabCare Group, Inc. **	142,466
	11,110	*	Sonic Innovations, Inc. **	85,769
	5,936		Synovis Life Technologies, Inc. **	116,049
	8,940	*	Tutogen Medical, Inc. **	92,261
				2,585,558
			INSURANCE - 0.79%
	752	*	China Life Insurance Co. Ltd. ADR	57,528
	3,897	*	eHealth, Inc. **	125,133
				182,661
			INTERNET - 6.97%
	5,154		Aladdin Knowledge Systems Ltd. **	134,674
	1,377	*	Amazon.Com, Inc. **	127,565
	33,998	*	Art Technology Group, Inc. **	146,871
	480	*	Baidu.com ADR **	187,104
	2,313	*	Blue Coat Systems, Inc. **	76,028
	2,427	*	Ctrip.com International Ltd. ADR	139,480
	11,184		eResearchTechnology, Inc. **	132,195
	5,103	*	Global Sources Ltd. **	144,004
	13,787		Globalscape, Inc. **	76,104
	41,000		I-many, Inc. **	127,100
	16,598		NIC, Inc.	140,087
	1,311		Sina Corp./China **	58,090
	1,758	*	Sohu.com, Inc. **	95,846
				1,585,148
			IRON / STEEL - 1.09%
	2,343	*	AK Steel Holding Corp. **	108,340
	1,425		Mechel ADR	138,424
				246,764
			LEISURE TIME - 0.17%
	10,415	*	Universal Travel Group **	39,681

			LODGING - 0.23%
	469	*	Wynn Resorts Ltd.	52,589

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			MACHINERY - DIVERSIFIED - 1.99%
	1,596		Deere & Co.	$ 148,620
	2,476		Lindsay Corp.	175,028
	2,900		Tennant Co.	128,441
				452,089
			METAL FABRICATE / HARDWARE - 1.42%
	2,746	*	Dynamic Materials Corp.	161,739
	3,100		LB Foster Co. **	160,363
				322,102
			MINING - 3.32%
	2,463	*	Agnico-Eagle Mines Ltd..	134,554
	3,971	*	AMCOL International Corp.	143,075
	29,405	*	Anooraq Resources Corp. **	135,851
	1,830	*	BHP Billiton PLC ADR	112,179
	1,753	*	BHP Billiton Ltd. ADR	122,780
	11,364		Hecla Mining Co. **	106,253
				754,692
			MISCELLANEOUS MANUFACTURING - 0.32%
	2,203	*	Barnes Group, Inc.	73,558

			OIL & GAS - 6.21%
	3,140		Arena Resources, Inc. **	130,969
	1,329	*	Atlas America, Inc.	78,650
	13,816	*	BPZ Resources, Inc. **	154,463
	462	*	CNOOC Ltd. ADR	77,353
	3,649		Crimson Exploration, Inc. **	67,142
	5,088	*	Denbury Resources, Inc. **	151,368
	15,400		Evolution Petroleum Corp. **	77,770
	2,717	*	Forest Oil Corp. **	138,132
	1,530	*	Marathon Oil Corp.	93,116
	579	*	PetroChina Co Ltd. ADR	101,597
	10,845	*	TEL Offshore Trust	207,573
	934		Transocean, Inc.	133,702
				1,411,835

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			OIL & GAS SERVICES - 4.06%
	1,095		Core Laboratories NV **	$ 136,568
	2,910	*	FMC Technologies, Inc. **	143,281
	2,527		National Oilwell Varco, Inc. **	305,447
	2,079		Natural Gas Services Group, Inc. **	134,093
	2,021		Oceaneering International, Inc. **	68,023
	1,926	*	Smith International, Inc.	71,118
	3,333	*	Willbros Group, Inc. **	63,791
				922,321
			PACKAGING & CONTAINERS - 1.39%
	6,379		Owens-Illinois, Inc. **	315,761

			PHARMACEUTICALS - 11.29%
	4,469	*	Alnylam Pharmaceuticals, Inc. **	129,959
	5,745	*	Auxilium Pharmaceuticals, Inc. **	172,293
	11,231	*	BioMarin Pharmaceuticals, Inc. **	397,577
	19,586		BioScrip, Inc. **	151,400
	20,864		Durect Corp. **	134,156
	5,476		Elan Corp. PLC ADR **	120,362
	1,896		Express Scripts, Inc. **	138,408
	2,956		Gilead Sciences, Inc. **	136,006
	9,248	*	Isis Pharmaceuticals, Inc. **	145,656
	1,353		Medco Health Solutions, Inc. **	137,194
	6,084		Onyx Pharmaceuticals, Inc. **	338,392
	4,369		Perrigo Co.	152,959
	21,361		Questcor Pharmaceuticals, Inc. **	123,253
	2,969	*	Teva Pharmaceutical Industries Ltd. ADR	137,999
	1,539	*	United Therapeutics Corp. **	150,283
				2,565,897
			PIPELINES - 0.79%
	1,758	*	Enbridge, Inc.	71,076
	2,006		Questar Corp.	108,525
				179,601
			REITS - 0.62%
	15,119		MFA Mortgage Investments, Inc.	139,851

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			RETAIL - 4.54%
	2,112	*	Copart, Inc. **	$ 89,866
	5,053	*	GameStop Corp. **	313,842
	6,462	*	McDonald's Corp.	380,676
	4,205		Pricesmart, Inc.	126,402
	3,283	*	Tim Hortons, Inc.	121,241
				1,032,027
			SEMICONDUCTORS- 3.18%
	5,676	*	Aixtron AG ADR **	79,464
	4,077		ASML Holding NV ADR **	127,569
	1,509	*	Cypress Semiconductor Corp. **	54,369
	3,000	*	Omnivision Technologies, Inc. **	46,950
	8,021		Pericom Semiconductor Corp. **	149,993
	14,532	*	Skyworks Solutions, Inc. **	123,522
	5,977		Spire Corp. **	141,356
				723,223
			SOFTWARE - 4.85%
	17,510		Accelrys, Inc. **	131,850
	3,914	*	Ansys, Inc. **	162,274
	11,900	*	Bsquare Corp. **	79,730
	4,857	*	Concur Technologies, Inc. **	175,872
	4,377	*	Open Text Corp. **	137,657
	5,626		Phase Forward, Inc. **	122,366
	10,560		Phoenix Technologies Ltd. **	136,013
	5,150	*	Raining Data Corp. **	25,338
	2,108		Salesforce.com, Inc. **	132,151
				1,103,251
			TELECOMMUNICATIONS - 7.62%
	6,075		Deutsche Telekom AG ADR	131,645
	4,600	*	EMS Technologies, Inc. **	139,104
	4,089	*	France Telecom SA ADR	145,691
	8,623	*	GeoEye, Inc. **	290,164
	1,308	*	Golden Telecom, Inc. **	132,043
	2,234		Harris Corp.	140,027
	7,357		Hellenic Telecommunications Organization SA ADR	135,884

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			TELECOMMUNICATIONS (continued)
	3,370	*	Lanoptics Ltd. **	$ 61,705
	3,872	*	Nokia OYJ ADR	148,646
	3,743	*	NTELOS Holdings Corp.	111,130
	6,613		Shenandoah Telecom Co	158,580
	3,670	*	Vodafone Group PLC, ADR	136,964
				1,731,583
			TRANSPORTATION - 2.82%
	6,786		Quintana Maritime Ltd.	155,942
	6,071	*	Navios Maritime Holdings, Inc.	74,370
	4,579	*	International Shipholding Corp. **	99,822
	2,929	*	Golar LNG Ltd.	64,789
	315		Genco Shipping & Trading Ltd.	17,249
	4,060	*	Excel Maritime Carriers Ltd.	163,171
	2,453	*	Eagle Bulk Shipping, Inc.	65,127
				640,470
			TOTAL COMMON STOCKS (Cost $25,622,068)	29,209,081

	Contracts		OPTIONS - 1.04%
			CALL OPTIONS - 0.18%
	100		DTE Energy Co. Call @ 50 Expires January 2008	500
	65		Jacobs Engineering Group, Inc. Call @ 100 Expires January 2008	12,350
	177		Sempra Energy Call @ 65 Expires January 2008	3,540
	160		Tribune Co. Call @ 32.50 Expires January 2008	24,800
	166		Wal-Mart Stores, Inc. Call @ 52.50 Expires January 2008	830
				42,020
			PUT OPTIONS - 0.86%
	400		Advanced Micro Devices, Inc. Put @ 9 Expires January 2008	68,000
	37		Harman International Industries, Inc. Put @ 75 Expires January 2008	9,990
	160		KeyCorp. Put @ 20 Expires March 2008	10,400
	250		National City Corp. Put @ 17.50 Expires January 2008	38,750
	30		PEP Boys-Manny Moe & Jack Put @ 10 Expires January 2008	150
	165		Telefonaktiebolaget LM Ericsson Put @ 27.50 Expires January 2008	67,650
				194,940
			TOTAL OPTIONS (Cost $176,422)	236,960

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2007 (unaudited)
	Shares			Value
			SHORT-TERM INVESTMENTS - 1.17%
	266,629		BNY Hamilton Fund, Premier Class, 4.62%*** (Cost $266,629)	$ 266,629

			TOTAL INVESTMENTS - 130.68% (Cost $26,065,119) (a)	$ 29,712,670
			OTHER ASSETS & LIABILITIES - (30.68)%	(6,979,218)
			NET ASSETS - 100.0%	$ 22,733,452

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially similar and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 4,267,568
			Unrealized depreciation	(620,017)
			Net unrealized depreciation	$ 3,647,551

*	All or a portion of these securities are held as collateral for the Line of Credit and Security Agreement.
**	Non-Income producing security.
***	Money market fund; interest rate reflects seven-day effective yield on December 31, 2007.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)

ASSETS
Investment securities:
At cost	$ 26,065,119
At value	$ 29,712,670
Receivable for securities sold	910,345
Dividends receivable	27,464
Prepaid expenses and other assets	21,448
TOTAL ASSETS	30,671,927

LIABILITIES
Investment advisory fees payable	32,557
Loan Payable	7,850,000
Interest Payable	36,979
Payable for fund shares redeemed	3,500
Accrued expenses and other liabilities	15,439
TOTAL LIABILITIES	7,938,475
NET ASSETS	$ 22,733,452

Net Assets Consist Of:
Paid in capital [without par value, unlimited shares authorized]	$ 20,254,844
Accumulated net investment loss	(338,692)
Accumulated net realized loss from security transactions	(830,251)
Net unrealized appreciation of investments	3,647,551
NET ASSETS	$ 22,733,452

Shares of beneficial interest outstanding	1,967,347

Net asset value, offering and redemption price per share (a)	$ 11.56

(a) Redemptions made within 90 days of purchase may be be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF OPERATIONS
Six Months Ended December 31, 2007 (unaudited)

INVESTMENT INCOME
Dividends	$ 147,986

EXPENSES
Investment advisory fees	173,098
Interest expense	141,713
Administrative services fees	26,773
Transfer agent fees	16,828
Legal fees	16,283
Trustees' fees and expenses	14,115
Accounting services fees	12,039
Compliance Officer fees	11,333
Audit Fees	8,772
Registration fees	7,300
Printing and postage expenses	7,102
Insurance expense	5,632
Custodian fees	4,055
Other expenses	4,793
TOTAL EXPENSES	449,836

Plus: Expense reimbursement recapture	36,842
NET EXPENSES	486,678

NET INVESTMENT LOSS	(338,692)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(694,853)
Net change in unrealized appreciation of investments	732,694
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	37,841

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (300,851)

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF CASH FLOWS (unaudited)
Six Months Ended December 31,2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (300,851)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Purchases of investment securities	(38,174,477)
Proceeds from sale of investment securities	30,540,054
Sale of short term investment securities, net	36,615
Increase in dividends receivable	(6,886)
Increase in receivable for securities sold	(811,500)
Decrease in prepaid expense and other assets	7,556
Decrease in accrued expenses	7,970
Unrealized appreciation on investments	(732,694)
Net realized loss from investments	694,853
Net Cash used in operating activities	(8,739,360)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in loan payable	7,850,000
Proceeds from shares sold	2,007,049
Payments for shares redeemed	(1,117,689)
Net cash provided by financing activities	8,739,360
Net Increase in cash	-

CASH:
Beginning Balance	-
Ending balance	$ -

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	December 31, 2007	June 30,
	(unaudited)	2007 (a)
FROM OPERATIONS
Net investment loss	$ (338,692)	$ (93,862)
Net realized loss from security transactions	(694,853)	(141,279)
Distributions of realized gains from underlying investment companies	-	28,608
Net change in unrealized appreciation (depreciation) of investments	732,694	2,914,857
Net increase in net assets resulting from operations	(300,851)	2,708,324

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	(24,174)
From net investment income	-	(38,276)
Net decrease in net assets from distributions to shareholders	-	(62,450)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,007,049	20,221,686
Net asset value of shares issued in reinvestment distributions	-	62,450
Payments for shares redeemed	(1,117,689)	(897,624)
Redemption fee proceeds	-	12,557
Net increase in net assets from capital share transactions	889,360	19,399,069

TOTAL INCREASE IN NET ASSETS	588,509	22,044,943

NET ASSETS
Beginning of Period	22,144,943	100,000
End of Period	$ 22,733,452	$ 22,144,943

SHARES ACTIVITY
Shares Sold	169,308	1,964,899
Shares Reinvested	-	5,897
Shares Redeemed	(97,243)	(85,514)
Net increase in shares of beneficial interest outstanding	72,065	1,885,282

(a) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months		For the
	Ended		Year Ended
	December 31, 2007		June 30, 2007 (1)
	(unaudited)
Net Asset Value, beginning of period	$ 11.68		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.18)		(0.07)
Net realized and unrealized
gain on investments	0.05		1.79
Total from investment operations	(0.13)		1.72

Paid-in-Capital From
Redemption Fees	-		0.01

Less distributions from:
Net investment income	-		(0.03)
Net realized gains	-		(0.02)
Total distributions	-		(0.05)

Net Asset Value, end of period	$ 11.55		$ 11.68

Total return (3,4)	(1.03%)		17.31%

Net Assets, at end of period ($000's)	$ 22,733		$ 22,145

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets (5)	4.23%	(6)	4.47%
Ratio of net expenses to average
net assets (5)	4.23%	(6)	3.00%
Ratio of net expenses exclusive of
interest to average net assets (5)	3.00%	(6)	-
Ratio of net expenses exclusive of
interest before recapture to average net assets (5)	2.68%
Ratio of interest expense to
average net assets (5)	1.23%		-
Ratio of net investment income (loss)
to average net assets (5)	(2.94%)	(6)	(0.71%)

Portfolio Turnover Rate (4)	98%		101%

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
FINANCIAL HIGHLIGHTS (continued)

	Six Months		For the
	Ended		Year Ended
	December 31, 2007		June 30, 2007 (1)
	(unaudited)
Ratios/Supplemental Data (continued):
Average Borrowings outstanding ($ x 1,000)	4,271		-

Weighted average number of fund shares outstanding ($ x 1,000)	1,931		-

Average amount of Debt per share ($)	2.21		-

(1) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized.
(6)	Such percentages reflects recapture of prior period expense reimbursement by the adviser.

See accompanying notes to financial statements.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (unaudited)

1.

ORGANIZATION

Ralph Parks Cyclical Equity Fund (the “Fund”) is a series of Ralph Parks Portfolios Trust, a Delaware statutory Trust (the “Trust”) organized on January 25, 2006,  and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.   The Fund seeks to maximize long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures approved by the Board.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007 (unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007 (unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Borrowings – The Fund has entered into an $8,000,000 Line of Credit and Security Agreement (the “Agreement”) which expires June 30, 2008.  Under the terms of the Agreement the fund may borrow up to its line of credit, using Fund securities as collateral.  The Fund pays a variable rate interest payment based on the New York Prime Rate, as published in the Wall Street Journal, to the lender.  As of December 31, 2007 the collateral amounted to $15,781,768.

The average daily borrowings outstanding during the period ended December 31, 2007 under the Agreement, was approximately $4,271,000, with a related weighted average annualized interest rate of 6.58%

3.

INVESTMENT TRANSACTIONS

For the six months ended December 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than option transactions, short-term investments and U.S. Government securities, amounted to $31,974,403 and $25,051,712 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ralph Parks Investment Group, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. Certain Trustees and officers of the Fund are also officers of the Adviser, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007 (unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, until December 31, 2007, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of acquired funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 3.00% per annum of the Fund’s average daily net assets.   From such time as the Fund’s net assets reach $40 million, the agreement provides that the annual Fund operating expenses shall not exceed 3.25% per annum of the Fund’s average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the annual Fund operating expenses do not exceed 3.00% for that entire year.   The Adviser did not waive any fees during the period ended December 31, 2007.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.00% of average daily net assets, the Adviser will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 3.00% of average daily net assets. If Fund Operating Expenses subsequently exceed 3.00% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  For the six months ended December 31, 2007 the Adviser recaptured $36,842 in prior period fee waivers.  As of December 31, 2007 there was $157,588 of fee waivers subject to recapture by the adviser through June 30, 2010.

The Fund has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that from such time as the Fund’s net assets reach $40 million, a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) and/or the Adviser, to provide compensation for ongoing services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. For the period ended December 31, 2007, no fees were accrued under the Plan.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $1,000. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007 (unaudited)

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the six months ended December 31, 2007, the Fund assessed $0 in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of June 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales. In addition, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $141,844 of such capital loss.

Permanent book and tax differences due to net operating loss, reclassification of income and short term capital gain distributions to satisfy excise tax, resulted in reclassification for the period ended June 30, 2007 as follows: a decrease in paid in capital of $133,585, an increase in accumulated net investment income (loss) of $132,138, and an increase in accumulated net realized gain (loss) from security transactions of $1,447.

Ralph Parks Cyclical Equity Fund

EXPENSE EXAMPLES

December 31, 2007 (Unaudited)

As a shareholder of the Ralph Parks Cyclical Equity Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ralph Parks Cyclical Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ralph Parks Cyclical Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Ralph Parks Cyclical Equity Fund	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period 7/1/07 – 12/31/07*
Actual	$1,000.00	$989.70	$21.16
Hypothetical (5% return before expenses)	$1,000.00	$1,003.87	$21.31

*Expenses are equal to the Fund’s annualized expense ratio of 4.23%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-261-5700 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-261-5700.

INVESTMENT ADVISOR

Ralph Parks Investment Group, LLC

Meadowgate Office Park

101 Sully’s Trail, Building 10

Pittsford, New York 14534

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ralph Parks Portfolio Trust

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date

3/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date

3/3/08

By (Signature and Title)

*

Rajiv N. Dixit

/s/ Rajiv N. Dixit, Treasurer

Date

3/3/08

* Print the name and title of each signing officer under his or her signature.